Net Finance Costs - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance income and costs [line items]
Interest receivable	£ 1	£ 1
Related parties [member]
Disclosure of finance income and costs [line items]
Interest receivable	£ 1	£ 1	£ 1